CONTRACT COSTS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2022 USD ($)
Movement of contract costs
Beginning balance	Rp 2,264	Rp 1,708
Addition current year	1,000	1,325
Amortization during the year	(852)	(769)
Ending balance	2,412	2,264
Current	(671)	(656)	$ (43)
Non-current	1,741	1,608	$ 112
Provision for impairment of contract costs	0	0
Cost to obtain
Movement of contract costs
Beginning balance	1,532	1,245
Addition current year	360	568
Amortization during the year	(338)	(281)
Ending balance	1,554	1,532
Current	(354)	(312)
Non-current	1,200	1,220
Cost to fulfill
Movement of contract costs
Beginning balance	732	463
Addition current year	640	757
Amortization during the year	(514)	(488)
Ending balance	858	732
Current	(317)	(344)
Non-current	Rp 541	Rp 388